ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 30, 2023
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	$ 3.3	$ 0.7
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Express Acquisitions LLC
Business Acquisition [Line Items]
Sale of division			$ 293.0